Schedule I-Financial Information of the Parent Company - Schedule I-Condensed Statements of Operations and Comprehensive Income (Loss) (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Operating expenses:
General and administrative expenses	$ (523,720)	$ (722,872)	$ (362,880)
Equity (loss) income in subsidiaries	(2,194,797)	(25,670)	568,791
Net (loss) income	(2,718,517)	(748,542)	205,911
Comprehensive (loss) income	$ (2,718,517)	$ (748,542)	$ 205,911